NOTES RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2022
Notes Receivable
DISCLOSURE OF NOTES RECEIVABLE

	Maturity Date	Rate	Principal	Interest	Accretion	Impairment recovery	Repayments	Balance September 30, 2022	Balance December 31, 2021
Note 1(1)	2023-01-21	0%	$193,764	$-	$11,841	$-	$-	$205,605	$190,170
Note 2(1)	2024-09-22	5%	1,023,904	36,168	20,622	-	-	1,080,694	964,006
Note 3	2022-04-26	8%	-	34,854	-	771,260	(550,000)	256,114	-
Total			$1,217,668	$71,022	$32,463	$771,260	$(550,000)	$1,542,413	$1,154,176

(1)	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.

	Current assets	Non-Current assets
Note 1	$205,605	$-
Note 2	-	1,080,694
Note 3	256,114	-
	$461,719	$1,080,694